Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Transfers and Servicing [Abstract]
Beginning balance	¥ 57,701	¥ 32,364	¥ 57,705	¥ 31,572
Increase mainly from loans sold with servicing retained	4,861	2,253	11,823	6,354
Decrease mainly from amortization	(3,687)	(1,339)	(9,032)	(3,764)
Increase (Decrease) from the effects of changes in foreign exchange rates	(1,266)	496	(2,887)	(388)
Ending balance	¥ 57,609	¥ 33,774	¥ 57,609	¥ 33,774